Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 7,434	$ 7,306
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	4,637	4,454
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	1,518	1,581
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	450	369
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	435	441
South America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	389	456
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 5	$ 5

[1]	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.